Estimated Future Amortization Expense on Payments for Processing Rights and Conversion Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Conversion costs
Finite-Lived Intangible Assets And Liabilities [Line Items]
2014	$ 20,537
2015	28,201
2016	26,036
2017	20,678
2018	18,705
Payments for processing rights
Finite-Lived Intangible Assets And Liabilities [Line Items]
2014	13,925
2015	13,358
2016	10,969
2017	8,917
2018	$ 7,952